Consolidated Balance Sheet - CAD ($) $ in Millions		Oct. 31, 2019		Oct. 31, 2018
Assets
Cash and Cash Equivalents	[1]	$ 48,803		$ 42,142
Interest Bearing Deposits with Banks		7,987	[1]	8,305
Securities
Trading		85,903	[1]	99,697
Fair value through profit or loss		13,704	[1]	11,611
Fair value through other comprehensive income		64,515	[1]	62,440
Debt securities at amortized cost		24,472	[1]	6,485
Other		844	[1]	702
Securities, net		189,438	[1]	180,935
Securities Borrowed or Purchased Under Resale Agreements		104,004	[1]	85,051
Loans
Residential mortgages		123,740	[1]	119,620
Consumer instalment and other personal		67,736	[1]	63,225
Credit cards		8,859	[1]	8,329
Business and government		227,609	[1]	194,456
Loans gross of allowance for loan losses		427,944	[1]	385,630
Allowance for credit losses		(1,850)	[1]	(1,639)
Loans,net		426,094	[1]	383,991
Other Assets
Derivative instruments		22,144	[1]	25,422
Customers' liability under acceptances		23,593	[1]	18,585
Premises and equipment		2,055	[1]	1,986
Goodwill		6,340	[1]	6,373
Intangible assets		2,424	[1]	2,272
Current tax assets		1,165	[1]	1,515
Deferred tax assets		1,568	[1]	2,039
Other		16,580	[1]	14,677
Other assets		75,869	[1]	72,869
Total Assets		852,195	[1]	773,293
Liabilities and Equity
Deposits		568,143	[1]	520,928
Other Liabilities
Derivative instruments		23,598	[1]	23,629
Acceptances		23,593	[1]	18,585
Securities sold but not yet purchased		26,253	[1]	28,804
Securities lent or sold under repurchase agreements		86,656	[1]	66,684
Securitization and structured entities' liabilities		27,159	[1]	25,051
Current tax liabilities		55	[1]	50
Deferred tax liabilities		60	[1]	74
Other		38,607	[1]	36,985
Other liabilities		225,981	[1]	199,862
Subordinated debt		6,995	[1]	6,782
Equity
Contributed surplus		303	[1]	300
Retained earnings		28,725	[1]	25,850
Accumulated other comprehensive income		3,729	[1]	2,302
Total Equity		51,076	[1]	45,721
Total Liabilities and Equity		852,195	[1]	773,293
Preferred shares [member]
Equity
Issued capital		5,348	[1]	4,340
Total Equity	[1]	5,348		4,340
Common shares [member]
Equity
Issued capital		12,971	[1]	12,929
Total Equity	[1]	$ 12,971		$ 12,929

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).